SCHEDULE OF BANK LOANS (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 8,828	$ 7,981	$ 9,433	$ 6,050
Directors personal guarantee	3,430	3,430	3,430	$ 2,600
Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 8,715	$ 7,841	$ 9,269
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loan [Member] | Singapore, Dollars
Debt Instrument [Line Items]
Debt instrument maturity date		2023 - 2028	2022 - 2028
Debt instrument interest rate		SIBOR+1.25% to +1.5%	SIBOR+1.25% to +1.5%
Debt instrument carrying amount		$ 7,841	$ 9,269
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Singapore, Dollars
Debt Instrument [Line Items]
Debt instrument maturity date		2023 - 2028
Debt instrument interest rate	SIBOR+1.25% to +1.5%	SIBOR+1.25% to +1.5%
Debt instrument carrying amount	$ 8,715	$ 7,841
London Interbanks Offered Rate LIBOR [Member] | Secured Floating Rate Bank Loan [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument interest rate		London Inter Bank Offer Rate +1.25%
Debt instrument carrying amount		$ 140	$ 164
London Interbanks Offered Rate LIBOR [Member] | Secured Floating Rate Bank Loans [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument maturity date	2029	2029	2029
Debt instrument interest rate	London Inter Bank Offer Rate +1.25%	London Inter Bank Offer Rate +1.25%	London Inter Bank Offer Rate +1.25%
Debt instrument carrying amount	$ 113	$ 140